UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Money Market Fund

Annual report 3/31/18

A message to shareholders

Dear shareholder,

Income-producing investments experienced divergent returns during the period, as various segments of the financial markets responded differently to the environment of accelerating global growth and the prospect of tighter monetary policy from the world's central banks.

The U.S. Federal Reserve (Fed) raised interest rates by a quarter point three times during the period, bringing its benchmark fed funds rate to a range of 1.50% to 1.75%. The Fed appears to be moving in line with economic data, as its GDP estimate for 2018 rose from 2.1% to 2.5%. It has now hiked rates six times since it began the current tightening cycle in December 2015, and has indicated that several more rate increases are likely in 2018.

Measured rate increases are generally good news for the economy—as well as savers—as short-term debt instruments tend to offer higher interest rates as the Fed continues to set its benchmark higher.

Your best resource in changing markets is your financial advisor, who can help maintain balance in your portfolio so that it's positioned to offer both stability and sufficient income for your financial goals.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly into an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Money Market Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
7	Your expenses
9	Fund's investments
12	Financial statements
15	Financial highlights
18	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Trustees and Officers
29	More information

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital.

MATURITY COMPOSITION AS OF 3/31/18

64.3%
9.9%
14.9%
10.9%
0–30 days
31–60 days
61–90 days
Over 90 days
Weighted average maturity: 42 days

As a percentage of total investments.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The U.S. Federal Reserve (Fed) tightened policy

The Fed raised short-term interest rates three times and continued to reduce the size of its balance sheet.

Money market yields rose

The Fed's actions helped money market yields rise to their highest level since late 2009.

The fund sought to augment yield through multiple avenues

We continued to seek opportunities to add incremental yield through individual security selection, adjustments to the portfolio's weighted average maturity, and shifts between fixed- and floating-rate notes.

PORTFOLIO COMPOSITION AS OF 3/31/18 (%)

A note about risks

Fixed-income investments are subject to interest-rate risk and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Liquidity—the extent to which a security may be sold or a derivative position closed without negatively affecting its market value—may be impaired by reduced trading volume, heightened volatility, rising interest rates, and other market conditions. U.S. government agency securities are subject to varying degrees of credit risk, depending on the issuer. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Please see the fund's prospectus for additional risks.

You could lose money by investing in the fund. The fund operates as a government money market fund and seeks to maintain a stable net asset value. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation or any government agency. The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at all times, even though expense waivers are reflected in this report.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       3

Discussion of fund performance

An interview with Portfolio Manager Jeffrey N. Given, CFA, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

Can you describe some of the key market events during the 12 months ended March 31, 2018?

Economic growth continued to improve both in the United States and around the world, providing the U.S. Federal Reserve (Fed) with the latitude to continue the process of raising interest rates to normalized levels. The Fed boosted rates by a quarter point three times in the past 12 months, bringing the benchmark fed funds rate to a range of 1.50% to 1.75%. It became more apparent that the Fed is moving in line with economic data, as its GDP estimate for 2018 rose from 2.1% to 2.5% and its estimated unemployment rate dropped to 4%. The Fed has now hiked rates six times since it began the current tightening cycle in December 2015.

In this environment, the one-month London Interbank Offered Rate (LIBOR)—a key basis for money market rates—moved from 0.98% on March 31, 2017 to 1.88% at the end of March 2018, while three-month LIBOR rose from 1.15%. to 2.31%. During the final three months of the period, the spread between LIBOR and the overnight index swap rate—the rate used for overnight lending between banks—to levels last seen in the 2007-2008 financial crisis. A widening spread is a sign of investor nervousness about the health of global credit conditions, indicating heightened stress in the markets as the period drew to a close. Two important reasons for this development were the $330 billion net increase in U.S. Treasury bill issuance over the last six weeks of the first quarter and the repatriation of cash by technology companies in response to the new tax code.

The continuation of the Fed's balance sheet reduction, which it's achieving by not reinvesting the proceeds of its maturing holdings, may have also pushed short-term yields higher. The Fed retired $30 billion in U.S. Treasuries and mortgage-backed securities from its balance sheet in 2017, and that number is set to rise this year. The central bank is effectively removing about $6 billion per month from its balance sheet, and it intends to boost this amount by $6 billion every quarter until it hits its cap of a $30 billion per month reduction. While the process is still expected to go smoothly, it

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       4

"The Fed has now hiked rates six times since it began the current tightening cycle in December 2015."
could create supply-and-demand issues that cause yields to move slowly higher as the Fed unwinds its $4.5 trillion balance sheet.

Another development of note was the replacement of Janet Yellen by Jerome Powell as chair of the Fed. The transition has been relatively smooth so far, as Chairman Powell has maintained the policies that were already in place.

How was the fund positioned?

We kept the fund's weighted average maturity (WAM) slightly longer than normal going into the June 2017 rate increase. We hadn't seen much, if any, cheapening in one-year yields after the two previous Fed rate hikes, so it made more sense to take advantage of the opportunities that existed prior to the June increase. We kept the fund's WAM on the longer side for the remainder of the second calendar quarter, as expectations for an additional rate move remained subdued.

In the summer months, we saw greater value on the longer end of the curve, particularly in floating-rate securities. We believed floaters offered a way to take advantage of the rising-rate environment, and we saw little value on the intermediate part of the curve. At the same time, we held a sizable position in short-term, one-month issues to create a barbell structure in the fund. This positioning reflected the consensus expectation for three Fed rate hikes in 2018 that existed at that time. We also kept the fund's WAM on the longer side during the third calendar quarter as the implied expectation of an additional interest-rate increase at the Fed's September meeting never rose above 25%. This approach proved beneficial as the Fed indeed kept rates unchanged at that meeting.

Expecting that the Fed would not raise interest rates until its December meeting, we maintained an above-average WAM in October. As the December meeting drew closer and consensus for an interest-rate increase grew, we shortened the fund's WAM and focused on purchasing securities that matured as close as possible to the meeting date. This allowed us to reinvest maturity proceeds to capture higher yields as quickly as possible after the rate increase. After the Fed voted to raise interest rates at its December meeting, yields became more attractive and we raised the fund's WAM accordingly. Despite an expected rate hike at the March meeting, we kept the WAM shorter than normal for most of the first quarter of 2018 due to the value we saw on the front end of the

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       5

curve. We also maintained its positions in floating-rate securities through the quarter, which added value given the rise in LIBOR.

What factors were you watching as the period drew to a close?

We remained focused on the direction of the Fed's interest-rate policy, signs of any shifts under Chairman Powell, and the potential market impact of the Fed's ongoing balance sheet reduction. In addition, the rotation of several voting members off of the Federal Open Market Committee later this year could affect monetary policy. Given the expectation for two to three more interest-rate hikes in 2018, we continued to keep sufficient liquidity on hand to capitalize on rate increases when they occur.

Following money market reform in 2016, there has been a gradual but persistent shift of assets out of government funds and back into prime funds. We are keeping track of this development to see how it affects yields. We are also watching the continued flow of assets out of banks and brokerage accounts—where deposit rates are less competitive—and into the money markets, since that could be another strong force for demand. Not least, the impact that the tax reform package may have on the economy could be an important variable for the markets in the months ahead.

We continue to focus on maintaining liquidity and diversification in the fund whenever possible, while adjusting the fund's positioning as market conditions warrant.

MANAGED BY

Team of U.S. research analysts and portfolio managers

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       6

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on October 1, 2017, with the same investment held until March 31, 2018.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2018, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on October 1, 2017, with the same investment held until March 31, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       7

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2017	Ending value on 3-31-2018	Expenses paid during period ended 3-31-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,003.70	$2.70	0.54%
	Hypothetical example for comparison purposes	1,000.00	1,022.20	2.72	0.54%
Class B	Actual expenses/actual returns	1,000.00	1,003.70	2.70	0.54%
	Hypothetical example for comparison purposes	1,000.00	1,022.20	2.72	0.54%
Class C	Actual expenses/actual returns	1,000.00	1,003.80	2.70	0.54%
	Hypothetical example for comparison purposes	1,000.00	1,022.20	2.72	0.54%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       8

Fund’s investments
AS OF 3-31-18
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 76.8%				$398,025,735
(Cost $398,025,735)
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.050%) (A)	04-02-19	1.014	7,297,000	7,297,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.080%) (A)	11-30-18	1.590	6,157,000	6,157,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.100%) (A)	12-03-18	1.608	3,763,000	3,763,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.090%) (A)	02-20-19	1.756	4,993,000	4,993,000
Federal Agricultural Mortgage Corp. (1 month LIBOR - 0.110%) (A)	06-22-18	1.768	5,180,000	5,180,000
Federal Agricultural Mortgage Corp. (1 month LIBOR) (A)	09-30-19	1.903	4,976,000	4,976,000
Federal Agricultural Mortgage Corp. (3 month LIBOR - 0.170%) (A)	06-26-18	2.145	9,000,000	9,000,000
Federal Agricultural Mortgage Corp.	04-02-18 to 04-19-18	1.253 to 1.521	18,600,000	18,599,850
Federal Farm Credit Bank (1 month LIBOR - 0.100%) (A)	08-08-18	1.610	780,000	780,064
Federal Farm Credit Bank (3 month LIBOR) (A)	05-09-18	1.612	100,000	100,022
Federal Farm Credit Bank (1 month LIBOR - 0.095%) (A)	12-03-18	1.616	3,000,000	2,999,949
Federal Farm Credit Bank (1 month LIBOR - 0.085%) (A)	05-30-19	1.619	2,165,000	2,164,149
Federal Farm Credit Bank (Prime rate - 3.060%) (A)	04-25-19	1.642	2,600,000	2,601,948
Federal Farm Credit Bank (Prime rate - 3.120%) (A)	01-02-19	1.653	3,877,000	3,877,000
Federal Farm Credit Bank (Prime rate - 3.105%) (A)	04-10-19	1.673	2,030,000	2,029,895
Federal Farm Credit Bank (1 month LIBOR + 0.050%) (A)	04-16-18	1.677	6,341,000	6,341,481
Federal Farm Credit Bank (Prime rate - 2.960%) (A)	05-11-18	1.680	1,674,000	1,674,248
Federal Farm Credit Bank (1 month LIBOR + 0.020%) (A)	05-17-18	1.690	5,226,000	5,227,078
Federal Farm Credit Bank (Prime rate - 3.075%) (A)	09-05-19	1.703	4,452,000	4,451,682
Federal Farm Credit Bank (1 month LIBOR + 0.120%) (A)	06-20-18	1.706	750,000	750,431
Federal Farm Credit Bank (3 month LIBOR + 0.040%) (A)	11-16-18	1.721	1,241,000	1,242,506
Federal Farm Credit Bank (1 month LIBOR + 0.180%) (A)	10-11-19	1.728	500,000	501,622
Federal Farm Credit Bank (1 month LIBOR + 0.090%) (A)	05-25-18	1.734	4,186,000	4,187,574
Federal Farm Credit Bank (1 month LIBOR + 0.045%) (A)	04-09-18	1.743	5,022,000	5,022,049
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	9

	Maturity date	Yield (%)	Par value^	Value
Federal Farm Credit Bank (3 month LIBOR - 0.180%) (A)	05-17-19	1.751	2,072,000	$2,071,198
Federal Farm Credit Bank (1 month LIBOR - 0.135%) (A)	06-13-19	1.752	1,006,000	1,004,649
Federal Farm Credit Bank (1 month LIBOR + 0.065%) (A)	10-22-18	1.755	642,000	642,677
Federal Farm Credit Bank (1 month LIBOR + 0.190%) (A)	08-19-19	1.769	4,687,000	4,703,258
Federal Farm Credit Bank (1 month LIBOR - 0.040%) (A)	04-24-19	1.789	1,000,000	1,000,714
Federal Farm Credit Bank (1 month LIBOR - 0.055%) (A)	12-20-18	1.794	5,000,000	4,999,906
Federal Farm Credit Bank (3 month LIBOR - 0.035%) (A)	09-04-18	1.843	2,214,000	2,215,635
Federal Farm Credit Bank (3 month USBMMY + 0.050%) (A)	11-04-19	1.849	2,099,000	2,098,817
Federal Farm Credit Bank (3 month USBMMY + 0.150%) (A)	04-12-19	1.863	1,980,000	1,981,639
Federal Farm Credit Bank (3 month USBMMY + 0.085%) (A)	08-08-19	1.884	4,635,000	4,634,679
Federal Farm Credit Bank (3 month LIBOR - 0.170%) (A)	03-15-19	1.984	2,913,000	2,912,934
Federal Farm Credit Bank (3 month LIBOR - 0.300%) (A)	09-18-18	1.991	398,000	398,342
Federal Farm Credit Bank (1 month LIBOR + 0.140%) (A)	07-06-18 to 08-01-18	1.558 to 1.591	1,416,000	1,417,234
Federal Farm Credit Bank (Prime rate - 3.080%) (A)	06-27-19 to 09-13-19	1.693 to 1.698	4,934,000	4,933,814
Federal Farm Credit Bank (Prime rate - 3.020%) (A)	01-14-19 to 03-27-19	1.631 to 1.764	9,423,000	9,426,745
Federal Farm Credit Bank (1 month LIBOR + 0.130%) (A)	07-19-18 to 10-17-18	1.690 to 1.706	3,174,000	3,177,405
Federal Farm Credit Bank (1 month LIBOR - 0.080%) (A)	11-09-18 to 11-20-19	1.661 to 1.787	2,551,000	2,550,254
Federal Farm Credit Bank	04-06-18 to 01-28-19	1.371 to 2.013	34,377,000	34,300,443
Federal Home Loan Bank (3 month LIBOR - 0.163%) (A)	07-05-19	1.541	235,000	235,039
Federal Home Loan Bank (3 month LIBOR - 0.220%) (A)	07-09-18	1.546	1,220,000	1,219,865
Federal Home Loan Bank (3 month LIBOR - 0.120%) (A)	10-05-18	1.565	3,140,000	3,140,523
Federal Home Loan Bank (3 month LIBOR - 0.270%) (A)	04-23-18	1.569	3,120,000	3,119,860
Federal Home Loan Bank (1 month LIBOR - 0.140%) (A)	07-03-18	1.575	1,265,000	1,264,976
Federal Home Loan Bank (3 month LIBOR - 0.250%) (A)	05-02-18	1.629	2,010,000	2,009,864
Federal Home Loan Bank (3 month LIBOR - 0.230%) (A)	02-13-19	1.667	540,000	539,746
Federal Home Loan Bank (1 month LIBOR - 0.165%) (A)	04-27-18	1.727	510,000	510,002
10	JOHN HANCOCK MONEY MARKET FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Bank (1 month LIBOR - 0.143%) (A)	05-22-18	1.729	2,160,000	$2,160,016
Federal Home Loan Bank (1 month LIBOR - 0.150%) (A)	04-24-18	1.740	4,920,000	4,920,019
Federal Home Loan Bank (1 month LIBOR - 0.080%) (A)	07-23-18	1.758	1,740,000	1,740,255
Federal Home Loan Bank (3 month LIBOR - 0.130%) (A)	09-14-18	1.895	1,500,000	1,500,737
Federal Home Loan Bank (1 month LIBOR - 0.145%) (A)	04-20-18 to 05-24-18	1.691 to 1.753	4,645,000	4,644,997
Federal Home Loan Bank (3 month LIBOR - 0.160%) (A)	05-24-19 to 06-12-19	1.791 to 1.925	4,705,000	4,705,912
Federal Home Loan Bank	04-02-18 to 12-18-18	1.223 to 2.063	143,376,000	143,141,321
Federal Home Loan Mortgage Corp. (1 month LIBOR - 0.165%) (A)	05-18-18	1.703	242,000	241,988
Federal Home Loan Mortgage Corp.	04-09-18 to 09-28-18	1.252 to 1.832	21,180,000	21,143,530

Federal National Mortgage Association	04-16-18 to 01-30-19	1.239 to 2.130	11,187,000	11,161,194

Tennessee Valley Authority	04-01-18	1.388	2,238,000	2,238,000
U.S. Government 13.5%				$69,985,761
(Cost $69,985,761)
U.S. Treasury Bill	04-05-18 to 09-27-18	1.521 to 1.924	45,350,600	45,278,160

U.S. Treasury Note	04-15-18 to 09-15-18	1.569 to 1.883	24,763,700	24,707,601

	Par value^	Value
Repurchase agreement 9.1%		$47,000,000
(Cost $47,000,000)
Tri-Party Repurchase Agreement with Barclays Capital, Inc. dated 3-29-18 at 1.750% to be repurchased at $47,009,139 on 4-2-18, collateralized by $49,411,100 U.S. Treasury Notes, 2.125% due 7-31-24 (valued at $47,947,345, including interest) and $1,400 U.S. Treasury Inflation Indexed Bonds, 2.125% - 3.875% due 4-15-29 to 2-15-40 (valued at $2,072, including interest)	47,000,000	47,000,000
Total investments (Cost $515,011,496) 99.4%		$515,011,496
Other assets and liabilities, net 0.6%		2,920,355
Total net assets 100.0%		$517,931,851

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
At 3-31-18, the aggregate cost of investments for federal income tax purposes was $515,011,496.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MONEY MARKET FUND	11

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 3-31-18

Assets
Investments, at value (Cost $515,011,496)	$515,011,496
Cash	230,224
Receivable for investments sold	14,859,300
Receivable for fund shares sold	780,082
Interest receivable	675,245
Receivable from affiliates	12,294
Other receivables and prepaid expenses	52,225
Total assets	531,620,866
Liabilities
Payable for investments purchased	12,906,390
Payable for fund shares repurchased	555,335
Distributions payable	2,682
Payable to affiliates
Accounting and legal services fees	49,378
Transfer agent fees	48,229
Distribution and service fees	12,294
Trustees' fees	557
Other liabilities and accrued expenses	114,150
Total liabilities	13,689,015
Net assets	$517,931,851
Net assets consist of
Paid-in capital	$517,934,432
Accumulated net realized gain (loss) on investments	(2,581)
Net assets	$517,931,851

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($500,141,006 ÷ 500,143,428 shares)	$1.00
Class B ($2,813,053 ÷ 2,813,100 shares)[1]	$1.00
Class C ($14,977,792 ÷ 14,977,910 shares)[1]	$1.00

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       12

STATEMENT OF OPERATIONS  For the year ended 3-31-18

Investment income
Interest	$5,749,128
Expenses
Investment management fees	1,915,293
Distribution and service fees	1,431,448
Accounting and legal services fees	116,554
Transfer agent fees	570,204
Trustees' fees	7,412
State registration fees	86,032
Printing and postage	41,844
Professional fees	34,465
Custodian fees	83,610
Other	5,644
Total expenses	4,292,506
Less expense reductions	(1,469,833)
Net expenses	2,822,673
Net investment income	2,926,455
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	483
Increase in net assets from operations	$2,926,938

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       13

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-18	Year ended 3-31-17
Increase (decrease) in net assets
From operations
Net investment income	$2,926,455	$179,840
Net realized gain (loss)	483	(3,064)
Increase in net assets resulting from operations	2,926,938	176,776
Distributions to shareholders
From net investment income
Class A	(2,919,965)	(74,145)
Class B	(14,450)	(567)
Class C	(93,612)	(3,425)
From net realized gain
Class A	—	(3,430)
Class B	—	(38)
Class C	—	(166)
Total distributions	(3,028,027)	(81,771)
From fund share transactions	3,697,510	65,740,740
Total increase	3,596,421	65,835,745
Net assets
Beginning of year	514,335,430	448,499,685
End of year	$517,931,851	$514,335,430
Undistributed net investment income	—	$101,572

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       14

Financial highlights

Class A Shares Period ended	3-31-18		3-31-17		3-31-16		3-31-15		3-31-14
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[1]	0.006		—	[2]	—	[2]	—	[2]	—
Net realized and unrealized gain on investments	—	[2]	—	[2]	—	[2]	—	[2]	—
Total from investment operations	0.006		—	[2]	—	[2]	—	[2]	—
Less distributions
From net investment income	(0.006)		—	[2]	—	[2]	—	[2]	—
Total distributions	(0.006)		—	[2]	—	[2]	—	[2]	—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[3,4]	0.59		0.02		0.01		0.01		0.00
Ratios and supplemental data
Net assets, end of period (in millions)	$500		$490		$417		$337		$348
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81		0.86		1.00		0.98		0.99
Expenses including reductions	0.55	[4]	0.47	[4]	0.30	[4]	0.20	[4]	0.24	[4]
Net investment income	0.57	[4]	0.04	[4]	0.01	[4]	0.01	[4]	—	[4]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       15

Class B Shares Period ended	3-31-18		3-31-17		3-31-16		3-31-15		3-31-14
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[1]	0.004		—	[2]	—	[2]	—	[2]	—
Net realized and unrealized gain on investments	0.001		—	[2]	—	[2]	—	[2]	—
Total from investment operations	0.005		—	[2]	—	[2]	—	[2]	—
Less distributions
From net investment income	(0.005)		—	[2]	—	[2]	—	[2]	—
Total distributions	(0.005)		—	[2]	—	[2]	—	[2]	—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[3,4,5]	0.46		0.01		0.01		0.01		0.00
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$4		$7		$7		$11
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56		1.62		1.75		1.73		1.74
Expenses including reductions	0.67	[5]	0.48	[5]	0.30	[5]	0.20	[5]	0.24	[5]
Net investment income	0.42	[5]	0.01	[5]	0.01	[5]	0.01	[5]	—	[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       16

Class C Shares Period ended	3-31-18		3-31-17		3-31-16		3-31-15		3-31-14
Per share operating performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income[1]	0.006		—	[2]	—	[2]	—	[2]	—
Net realized and unrealized gain on investments	—[2]		—	[2]	—	[2]	—	[2]	—
Total from investment operations	0.006		—	[2]	—	[2]	—	[2]	—
Less distributions
From net investment income	(0.006)		—	[2]	—	[2]	—	[2]	—
Total distributions	(0.006)		—	[2]	—	[2]	—	[2]	—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%)[3,4,5]	0.60		0.02		0.01		0.01		0.00
Ratios and supplemental data
Net assets, end of period (in millions)	$15		$20		$25		$15		$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56		1.62		1.75		1.73		1.79
Expenses including reductions	0.55	[5]	0.47	[5]	0.31	[5]	0.20	[5]	0.24	[5]
Net investment income	0.55	[5]	0.03	[5]	0.01	[5]	0.01	[5]	—	[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.0005 per share.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Includes the impact of waivers and/or reimbursements in order to maintain a zero or positive yield. See Note 4.

SEE NOTES TO FINANCIAL STATEMENTS
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       17

Notes to financial statements

Note 1 — Organization

John Hancock Money Market Fund (the fund) is a series of John Hancock Current Interest (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek maximum current income that is consistent with maintaining liquidity and preserving capital. The fund intends to maintain a stable $1.00 share price. Although the fund seeks to maintain a stable $1.00 share price, the value of the fund's shares could go down in price, meaning that you can lose money by investing in the fund.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors; however Class B and Class C shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Effective May 1, 2018, Class C Shares convert to Class A Shares ten years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Securities in the fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. The fund seeks to maintain a constant net asset value (NAV) per share of $1.00, but there can be no assurance that it will be able to do so.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       18

all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are recorded as of the date of purchase, sale or maturity. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

Effective June 29, 2017, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Prior to June 29, 2017, the fund had a similar agreement that enabled it to participate in a $1 billion unsecured committed line of credit. For the year ended March 31, 2018, the fund had no borrowings under either line of credit. Commitment fees for the year ended March 31, 2018 were $3,255.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of March 31, 2018, the fund has a short-term capital loss carryforward of $2,581 available to offset future net realized capital gains. This carryforward does not expire.

As of March 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally will declare dividends from net investment income daily and pay monthly, as long as class income exceeds class expense on each day. Capital gain distributions, if any, are distributed at least annually.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       19

The tax character of distributions for the years ended March 31, 2018 and 2017 was as follows:

	March 31, 2018	March 31, 2017
Ordinary Income	$3,028,027	$81,771

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2018, the components of distributable earnings on a tax basis consisted of $2,682 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at March 31, 2018.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $500 million of the fund's aggregate net assets; (b) 0.425% of the next $250 million of the of the fund's aggregate net assets; (c) 0.375% of the next $250 million of the of the fund's aggregate net assets; (d) 0.350% of the next $500 million of the fund's aggregate net assets; (e) 0.325% of the next $500 million of the of the fund's aggregate net assets; (f) 0.300% of the next $500 million of the of the fund's aggregate net assets; and (g) 0.275% of the fund's aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and Money Market Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2018, this waiver amounted to 0.01% of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor and its affiliates have voluntarily agreed to waive a portion of their fees and/or reimburse certain expenses to the extent necessary to assist the fund in attempting to achieve a positive yield. These expense waivers and/or reimbursements may be amended or terminated at any time by the Advisor.

Prior to August 1, 2017, the Advisor contractually agreed to limit the maximum annual rate of its management fee to 0.40% of the fund's average daily net assets.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       20

For the year ended March 31, 2018, these expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$40,979	Class C	$1,343
Class B	283	Total	$42,605

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of waiver and reimbursements as described above, incurred for the year ended March 31, 2018 were equivalent to a net annual effective rate of 0.36% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended March 31, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the Distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fees
Class A	0.25%
Class B	1.00%
Class C	1.00%

Effective August 1, 2017, the Distributor has contractually agreed to waive Rule 12b-1 fees on Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees paid to the Distributor of 0.00%. This agreement expires on July 31, 2018, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time.

Prior to August 1, 2017, the Distributor contractually agreed to waive 0.10% of Rule 12b-1 fees on Class A shares, so that such fees would not exceed 0.15% of Class A share's average daily net assets. The Distributor also voluntarily agreed to waive an additional 0.15%,0.25% and 1.00% of Rule 12b-1 fees of Class A, Class B and Class C shares' average daily assets, respectively.

The total amounts waived by the Distributor were $1,234,575, $30,155 and $162,498, for Class A, Class B, and Class C shares, respectively, for the year ended March 31, 2018.

Sales charges. Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2018, CDSCs received by the Distributor amounted to $2,153 and $166 for Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       21

clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended March 31, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$1,234,575	$548,308
Class B	34,375	3,825
Class C	162,498	18,071
Total	$1,431,448	$570,204

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the years ended March 31, 2018 and 2017 were as follows:

		Year ended 3-31-18		Year ended 3-31-17
	Shares	Amount	Shares	Amount
Class A shares
Sold	315,059,715	$315,059,715	379,398,992	$379,398,992
Distributions reinvested	2,879,496	2,879,496	75,885	75,885
Repurchased	(308,135,341)	(308,135,341)	(306,068,008)	(306,068,009)
Net increase	9,803,870	$9,803,870	73,406,869	$73,406,868
Class B shares
Sold	876,628	$876,628	1,424,821	$1,424,821
Distributions reinvested	13,694	13,694	546	546
Repurchased	(2,416,384)	(2,416,384)	(3,960,813)	(3,960,814)
Net decrease	(1,526,062)	($1,526,062)	(2,535,446)	($2,535,447)
Class C shares
Sold	7,130,573	$7,130,573	17,168,686	$17,168,686
Distributions reinvested	88,256	88,256	3,373	3,373
Repurchased	(11,799,127)	(11,799,127)	(22,302,740)	(22,302,740)
Net decrease	(4,580,298)	($4,580,298)	(5,130,681)	($5,130,681)
Total net increase	3,697,510	$3,697,510	65,740,742	$65,740,740

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of John Hancock Current Interest and Shareholders of John Hancock Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's investments, of John Hancock Money Market Fund (the "Fund") as of March 31, 2018, the related statement of operations for the year ended March 31, 2018, the statement of changes in net assets for each of the two years in the period ended March 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2018 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2018 and the financial highlights for each of the five years in the period ended March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

May 10, 2018

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       23

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2018.

Eligible shareholders will be mailed a 2018 Form 1099-DIV in early 2019. This will reflect the tax character of all distributions paid in calendar year 2018.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       24

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	221
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2014) and Chairperson of the Board (since 2017), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (since 2017), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (since 2017), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (since 2017), John Hancock Funds III; Trustee (since 2005) and Chairperson of the Board (since 2017), John Hancock Variable Insurance Trust and John Hancock Funds II.

Charles L. Bardelis,[2] Born: 1941	2012	221
Trustee
Director, Island Commuter Corp. (marine transport). Trustee, John Hancock Collateral Trust (since 2014), Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

James R. Boyle, Born: 1959	2015	221
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014-July 2014); Senior Executive Vice President, Manulife Financial Corporation, President and Chief Executive Officer, John Hancock (1999-2012); Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC, and John Hancock Investment Management Services, LLC (2005-2010). Trustee, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (2005-2010; 2012-2014 and since 2015); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (2005-2014 and since 2015).

Peter S. Burgess,[2] Born: 1942	2012	221
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005-2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	221
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009-2014). Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust (since 2012); Trustee, John Hancock Funds II (2005-2006 and since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       25

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Grace K. Fey, Born: 1946	2012	221
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988-2007); Director, Fiduciary Trust (since 2009). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	221
Trustee
Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd Organization (consulting firm) (2003-2010); President, Westport Resources Management (investment management consulting firm) (2006-2008); Board Member, Senior Managing Director, Partner, and Operating Head, Putnam Investments (2000-2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997-2000). Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015); Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	221
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, National Association of Corporate Directors/New England (since 2015); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (since 2014); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002-2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996-2009); Board of Directors of Boston Stock Exchange (2002-2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007-2011). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); and Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

James M. Oates, Born: 1946	2012	221

Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997-2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995-2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2014) and Chairperson of the Board (2014-2016), John Hancock Collateral Trust; Trustee (since 2015) and Chairperson of the Board (2015-2016), John Hancock Exchange-Traded Fund Trust; Trustee (since 2012) and Chairperson of the Board (2012-2016), John Hancock retail funds[3]; Trustee (2005-2006 and since 2012) and Chairperson of the Board (2012-2016), John Hancock Funds III; Trustee (since 2004) and Chairperson of the Board (2005-2016), John Hancock Variable Insurance Trust; Trustee (since 2005) and Chairperson of the Board, John Hancock Funds II (2005-2016).

Steven R. Pruchansky, Born: 1944	2006	221
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011-2012), John Hancock retail funds[3]; Trustee and Vice Chairperson of the Board, John Hancock retail funds[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee and Vice Chairperson of the Board, John Hancock Collateral Trust (since 2014); Trustee and Vice Chairperson of the Board, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       26

Independent Trustees (continued)

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2008	221
Trustee
Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (since 2012) and Finance Committee Chairman (since 2014), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995). Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

Non-Independent Trustees4

Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	221

President and Non-Independent Trustee
Executive Vice President, John Hancock Financial Services (since 2009, including prior positions); Director and Executive Vice President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2007, including prior positions); President, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014). Trustee, John Hancock Collateral Trust, John Hancock Exchange-Traded Fund Trust, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2017).

Warren A. Thomson, Born: 1955	2012	221
Non-Independent Trustee
Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The Manufacturers Life Insurance Company (since 2009); Chairman, Manulife Asset Management (since 2001, including prior positions); Director and Chairman, Manulife Asset Management Limited (since 2006); Director and Chairman, Hancock Natural Resources Group, Inc. (since 2013). Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2012); Trustee, John Hancock Collateral Trust (since 2014); Trustee, John Hancock Exchange-Traded Fund Trust (since 2015).

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       27

Principal officers who are not Trustees

Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
John J. Danello, Born: 1955	2014
Senior Vice President, Secretary, and Chief Legal Officer
Vice President and Chief Counsel, John Hancock Wealth Management (since 2005); Senior Vice President (since 2007) and Chief Legal Counsel (2007-2010), John Hancock Funds, LLC and The Berkeley Financial Group, LLC; Senior Vice President (since 2006, including prior positions) and Chief Legal Officer and Secretary (since 2014), John Hancock retail funds,[3] John Hancock Funds II and John Hancock Variable Insurance Trust; Senior Vice President, Secretary and Chief Legal Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014); Vice President, John Hancock Life & Health Insurance Company (since 2009); Vice President, John Hancock Life Insurance Company (USA) and John Hancock Life Insurance Company of New York (since 2010); and Senior Vice President, Secretary and Chief Legal Counsel (2007-2014, including prior positions) of John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC.

Francis V. Knox, Jr., Born: 1947	2006
Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers, LLC, and John Hancock Investment Management Services, LLC (since 2005); Chief Compliance Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock Funds II (since 2007); Chief Financial Officer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer, John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable Insurance Trust and John Hancock Funds II (2007-2009 and since 2010, including prior positions); Treasurer, John Hancock Collateral Trust and John Hancock Exchange-Traded Fund Trust (since 2014).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.

1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee's death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	"John Hancock retail funds" comprises John Hancock Funds III and 40 other John Hancock funds consisting of 30 series of other John Hancock trusts and 10 closed-end funds.
4	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       28

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†#
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

Independent registered public accounting firm

PricewaterhouseCoopers LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 6-20-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

ANNUAL REPORT   |   JOHN HANCOCK MONEY MARKET FUND       29

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Core

Small Cap Growth

Small Cap Value

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF444967	44A 3/18 5/18

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2018, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $30,238 for the fiscal year ended March 31, 2018 and $29,718 for the fiscal year ended March 31, 2017 for John Hancock Money Market Fund. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services
Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant amounted to $540 for the fiscal year ended March 31, 2018 and $510 for the fiscal year ended March 31, 2017. Amounts billed to control affiliates were $110,200 and $106,517 for the fiscal years ended March 31, 2018 and 2017, respectively.

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to $2,775 for the fiscal year ended March 31, 2018 and $2,797 for the fiscal year ended March 31, 2017. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(d) All Other Fees
The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $221 for the fiscal year ended March 31, 2018 and $832 for the fiscal year ended March 31, 2017 and were billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:
There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended March 31, 2018, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $7,692,718 for the fiscal year ended March 31, 2018 and $5,908,499 for the fiscal year ended March 31, 2017.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 10, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 10, 2018